Expense Example - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2010 Fund	May 30, 2023 USD ($)
Fidelity Advisor Freedom 2010 Fund - Class A
Expense Example:
1 year	$ 645
3 years	795
5 years	958
10 years	1,429
Fidelity Advisor Freedom 2010 Fund - Class C
Expense Example:
1 year	251
3 years	468
5 years	808
10 years	1,565
Fidelity Advisor Freedom 2010 Fund - Class M
Expense Example:
1 year	446
3 years	651
5 years	873
10 years	1,509
Fidelity Advisor Freedom 2010 Fund - Class I
Expense Example:
1 year	49
3 years	154
5 years	269
10 years	604
Fidelity Advisor Freedom 2010 Fund - Class Z
Expense Example:
1 year	44
3 years	138
5 years	241
10 years	$ 542